AMENDED AND RESTATED SUPPLEMENT DATED JANUARY 4, 2006
     TO THE STATEMENT OF ADDITIONAL INFORMATION OF MATTHEWS ASIAN
                       FUNDS DATED APRIL 30, 2005

The following supplements the Portfolio Managers section on pages 42-45 of the SAI:

EFFECTIVE NOVEMBER 14, 2005:
The Portfolio Manager for the Japan Fund is Mark W. Headley.

The Lead Manager for the Asia Pacific Fund is Mark W. Headley and the Co-Managers are G. Paul Matthews, Richard H. Gao, and Andrew T. Foster.

EFFECTIVE JANUARY 4, 2006:
The Lead Manager of the Pacific Tiger Fund is Mark W. Headley and the Co-Manager is Richard H. Gao.

The Lead Manager of the Asian Technology Fund is J. Michael Oh and the Co-Managers are Mark W. Headley and Andrew T. Foster.

J. MICHAEL OH
J. Michael Oh is Lead Portfolio Manager of the Matthews Asian Technology Fund. Mr. Oh joined Matthews International Capital Management, LLC in 2000 as a Research Analyst. Mr. Oh received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley.

J. Michael Oh is not a manager to any other accounts for Matthews International Capital Management, LLC. He holds between $1-$10,000 in the Matthews Asian Technology Fund as of the date of this supplement.


Matthews Asian Funds are distributed by PFPC, Inc.


[PAGE BREAK]


        AMENDED AND RESTATED SUPPLEMENT DATED JANUARY 4, 2006
              TO THE PROSPECTUS OF MATTHEWS ASIAN FUNDS
                       DATED APRIL 30, 2005

The following supplements the Portfolio Managers section on pages 6, 24, 28, 32 and 38-39 of the Prospectus:

EFFECTIVE NOVEMBER 14, 2005:
The Portfolio Manager for the Japan Fund is Mark W. Headley.

The Lead Manager for the Asia Pacific Fund is Mark W. Headley and the Co-Managers are G. Paul Matthews, Richard H. Gao, and Andrew T. Foster.

EFFECTIVE JANUARY 4, 2006:
The Lead Manager of the Pacific Tiger Fund is Mark W. Headley and the Co-Manager is Richard H. Gao.

The Lead Manager of the Asian Technology Fund is J. Michael Oh and the Co-Managers are Mark W. Headley and Andrew T. Foster.

J. MICHAEL OH
J. Michael Oh is Lead Portfolio Manager of the Matthews Asian Technology Fund. Mr. Oh joined Matthews International Capital Management, LLC, in 2000 as a Research Analyst. Mr. Oh received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley.

Matthews Asian Funds are distributed by PFPC Distributors, Inc.